Factoring Agreement (Details) (USD $)	1 Months Ended
Jun. 30, 2012
Factoring Agreement (Textual)
Percentage of total receivable's face value exchanged under factoring agreement	85.00%
Aggregate amount under factoring agreement	$ 471,000
Advance received under factoring agreement	$ 401,000